CURRENT AND DEFERRED TAX - Disclosure of composition of deferred tax assets (liabilities) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	$ 0	$ 0
Exploration and evaluation assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	(688,485)	(43,780)
Mine development [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	770,052	0
Non-capital losses [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	612,907	962,254
Right-of-use assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	(206,553)	(219,198)
Convertible debt facility - liability component [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	(333,557)	(485,744)
Unrealized foreign exchange gains [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	(163,334)	(316,644)
Other [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 8,970	$ 103,112